Securities	12 Months Ended
Dec. 31, 2019
Securities [Abstract]
Securities

NOTE 3 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2019 and December 31, 2018 and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income (loss):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$7,986	$32	$1	$8,017
Mortgage-backed securities - residential	126	4	-	130
Collateralized mortgage obligations	27	-	-	27
Total	$8,139	$36	$1	$8,174

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$9,978	$2	$99	$9,881
Mortgage-backed securities - residential	167	3	-	170
Collateralized mortgage obligations	62	1	-	63
Total	$10,207	$6	$99	$10,114

There was no other-than-temporary impairment recognized in accumulated other comprehensive income (loss) for securities available for sale at December 31, 2019 or December 31, 2018.

There were no sales of securities for the years ended December 31, 2019 or December 31, 2018.

The amortized cost and fair value of debt securities at December 31, 2019 and December 31, 2018 are shown in the table below by contractual maturity.  Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Securities not due at a single maturity date are shown separately.

	December 31, 2019		December 31, 2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$5,001	$5,000	$3,495	$3,472
Due from one to five years	2,985	3,017	6,483	6,409
Mortgage-backed securities - residential	126	130	167	170
Collateralized mortgage obligations	27	27	62	63
Total	$8,139	$8,174	$10,207	$10,114

Fair value of securities pledged was as follows:

	2019	2018
Pledged as collateral for:
FHLB advances	$3,074	$4,058
Public deposits	2,015	1,997
Mortgage banking derivatives	1,500	-
Interest-rate swaps	77	104
Total	$6,666	$6,159

At year end 2019 and 2018, there were no holdings of securities of any one issuer, other than U.S. Treasuries and U.S. government-sponsored entities and agencies, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2019 and December 31, 2018 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2019	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury (1)	$499	$-	$2,501	$1	$3,000	$1
Total temporarily impaired	$499	$-	$2,501	$1	$3,000	$1

(1)	Unrealized loss is less than $1 resulting in rounding to zero

December 31, 2018	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$499	$1	$8,401	$98	$8,900	$99
Total temporarily impaired	$499	$1	$8,401	$98	$8,900	$99

The unrealized losses in U.S. Treasuries at December 31, 2019 and December 31, 2018 are related to multiple securities.  Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell these securities and will unlikely be required to sell these securities before their anticipated recovery, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2019 and December 31, 2018.